Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2012
Marketable Securities and Other Investments

“Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Marketable securities:
Available-for-sale	¥117,763	¥115,995
Other investments	10,375	12,394

Marketable securities and other investments (Non-current)	¥128,138	¥128,389

Maturities of Debt Securities Classified as Available-for-Sale

Maturities of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥4	¥4	¥26	¥26
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥4	¥4	¥26	¥26

Aggregate Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities

The aggregate cost, gross unrealized holding gains and losses and fair value by type of available-for-sale securities included in “Marketable securities and other investments” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥109,199	¥10,663	¥2,103	¥117,759
Debt securities	4	0	—	4

	Millions of yen
	2012
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥106,186	¥20,909	¥11,126	¥115,969
Debt securities	26	—	—	26

Proceeds and Gross Realized Gains (Losses) from Sale of Available-for-Sale Securities and Other Investments

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Millions of yen
	2010	2011	2012
Proceeds	¥71,640	¥3,585	¥2,189
Gross realized gains	5,627	475	1,211
Gross realized losses	(4,934)	(22)	(202)

Gross Unrealized Holding Losses on and Fair Value of Available-for-Sale Securities and Cost Method Investments included in Other Investments

Gross unrealized holding losses on and fair value of available-for-sale securities and cost method investments included in other investments as of March 31, 2011 and 2012, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position were as follows:

	Millions of yen
	2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥4,781	¥874	¥10,351	¥1,229	¥15,132	¥2,103
Debt securities	—	—	—	—	—	—
Cost method investments	42	66	104	218	146	284

	Millions of yen
	2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥39,366	¥11,117	¥27	¥9	¥39,393	¥11,126
Debt securities	—	—	—	—	—	—
Cost method investments	287	1,489	17	102	304	1,591

Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Cost method investments included in other investments	¥10,341	¥12,353
Including: Investments whose fair values were not evaluated for impairment	9,714	10,381